Ordinary Shares - Additional Information (Detail) (USD $)	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Apr. 09, 2010	Sep. 14, 2011 Maximum	Dec. 31, 2013 Common Class A	Dec. 31, 2012 Common Class A	Nov. 30, 2011 Common Class A	Apr. 09, 2010 Common Class A Vote	Dec. 31, 2013 Common Class B	Dec. 31, 2012 Common Class B	Apr. 09, 2010 Common Class B Vote
Class of Stock [Line Items]
Ordinary shares, shares authorized	207,000,000		207,000,000	205,000,000		124,500,000	124,500,000	2,000,000	122,500,000	82,500,000	82,500,000	82,500,000
Ordinary shares, par value	$ 0.0001		$ 0.0001	$ 0.0001				$ 0.0001
Vote per share									5			1
Shares authorized to repurchased					$ 10,000,000
Repurchase of ordinary shares (in shares)	2,041,836	432,650
Average price of ordinary share repurchased	$ 7.33	$ 8.80
Repurchase of ordinary shares	$ 5,825,000	$ 1,906,000
Ordinary shares, shares outstanding	76,669,573		81,401,128			18,901,128	14,169,573			62,500,000	62,500,000